Sharebased compensation (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 06, 2024	Aug. 23, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Share based compensation			$ 1,085,669	$ 1,980,732	$ 1,345,952
PSUs Converted to Class B Shares				41,848
Directors, officers, employees and consultants [Member]
Statement [Line Items]
Number of share granted			54,308	38,277	923
Number of share cancelled			48,804	0	43,385
Number of share expired			904	4,637	650
Former Director [Member]
Statement [Line Items]
PSUs Forfeited				1,538
performance share unit member
Statement [Line Items]
Performance share unit issued			0	0	37,232
Number of share forfeited				1,538
Restricted share unit member
Statement [Line Items]
RSUs Converted to Class B Shares	7,500
Number of share granted	7,500	32,690
Share based compensation			$ 49,057
Restricted unit per share	$ 4.13	$ 4.21
Restricted share fair value	$ 31,009	$ 137,625	$ 49,665
Restricted share unit issued			846